SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Deferred tax assets derived from net operating loss (“NOL”) carry forwards	$ 46,048	$ 83,014
Less: valuation allowance
Total deferred tax assets	$ 46,048	$ 83,014